T. ROWE PRICE Institutional International Disciplined Equity Fund
January 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.1%
Common Stocks 1.1%
BHP Group (GBP)  121,384 3,831
Total Australia (Cost
$1,271
)
3,831
BELGIUM 1.7%
Common Stocks 1.7%
Groupe Bruxelles Lambert  57,007 6,117
Total Belgium (Cost
$4,598
)
6,117
CANADA 1.9%
Common Stocks 1.9%
Definity Financial (1) 33,307 755
Sprott Physical Gold & Silver Trust
(USD) (1) 346,760 6,013
Total Canada (Cost
$6,020
)
6,768
CHINA 1.0%
Common Stocks 1.0%
Alibaba Group Holding, ADR
(USD) (1) 29,000 3,648
Total China (Cost
$4,792
)
3,648
DENMARK 1.2%
Common Stocks 1.2%
H Lundbeck  166,352 4,233
Total Denmark (Cost
$5,131
)
4,233
FINLAND 3.2%
Common Stocks 3.2%
Kojamo  228,547 5,240
Metso Outotec  169,796 1,821
Sampo, Class A  89,100 4,422
Total Finland (Cost
$9,092
)
11,483
FRANCE 10.8%
Common Stocks 10.8%
EssilorLuxottica  24,556 4,646
JCDecaux (1) 103,465 2,832
Sanofi  52,680 5,508
Schneider Electric  23,123 3,917
Thales  59,936 5,529
TotalEnergies  83,291 4,737
Verallia  189,291 5,937
Wendel  51,871 5,634
Total France (Cost
$31,986
)
38,740
Shares $ Value
(Cost and value in $000s)
GERMANY 13.0%
Common Stocks 11.5%
BASF  68,406 5,239
Bayer  66,028 4,011
Beiersdorf  51,208 5,093
Continental (1) 55,996 5,429
Deutsche Boerse  11,982 2,130
Deutsche Telekom  234,555 4,428
Knorr-Bremse  51,120 5,183
Munich Re  16,153 5,114
Siemens  29,022 4,608
41,235
Preferred Stocks 1.5%
Henkel  66,374 5,429
5,429
Total Germany (Cost
$45,314
)
46,664
HONG KONG 1.9%
Common Stocks 1.9%
CK Hutchison Holdings  952,692 6,771
Total Hong Kong (Cost
$7,387
)
6,771
ITALY 1.6%
Common Stocks 1.6%
EXOR  68,190 5,718
Total Italy (Cost
$4,471
)
5,718
JAPAN 16.5%
Common Stocks 16.5%
Astellas Pharma  256,300 4,137
Hoshizaki  76,000 5,616
Hoya  25,500 3,306
Japan Tobacco  194,600 3,885
Kirin Holdings  364,800 5,847
Mitsubishi  163,400 5,548
Mitsubishi Electric  463,500 5,805
Nippon Telegraph & Telephone  148,500 4,250
Otsuka Holdings  170,400 5,814
Shimano  20,000 4,485
SoftBank Group  115,200 5,103
Suntory Beverage & Food  145,800 5,598
Total Japan (Cost
$55,820
)
59,394
NETHERLANDS 9.0%
Common Stocks 9.0%
ASML Holding  9,575 6,485
HAL Trust  36,675 5,754
Heineken  50,786 5,447
Koninklijke Philips  165,174 5,494

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Koninklijke Vopak  158,429 5,436
Prosus  44,068 3,666
Total Netherlands (Cost
$29,757
)
32,282
PHILIPPINES 1.5%
Common Stocks 1.5%
Ayala  326,250 5,579
Total Philippines (Cost
$5,571
)
5,579
SPAIN 4.1%
Common Stocks 4.1%
Amadeus IT Group, Class A (1) 76,262 5,244
Iberdrola (1) 7,052 80
Iberdrola  468,833 5,375
Red Electrica  199,900 4,030
Total Spain (Cost
$13,055
)
14,729
SWEDEN 6.4%
Common Stocks 6.4%
Industrivarden, Class C  189,443 5,884
Investor, Class B  274,090 5,951
L E Lundbergforetagen, Class B  115,814 5,918
Millicom International Cellular,
SDR (1) 192,071 5,127
Total Sweden (Cost
$21,488
)
22,880
SWITZERLAND 6.5%
Common Stocks 6.5%
Barry Callebaut  2,335 5,360
Shares $ Value
(Cost and value in $000s)
Nestle  46,850 6,050
Novartis  69,358 6,027
Roche Holding  15,473 5,988
Total Switzerland (Cost
$16,906
)
23,425
UNITED KINGDOM 14.0%
Common Stocks 14.0%
Amcor, CDI (AUD)  332,722 3,987
BAE Systems  656,533 5,138
Burberry Group  238,083 6,040
GlaxoSmithKline  108,505 2,421
Great Portland Estates  400,866 4,153
HSBC Holdings  747,199 5,318
National Grid  250,969 3,673
Rolls-Royce Holdings (1) 2,255,313 3,535
Smith & Nephew  324,848 5,525
Smiths Group  239,826 5,055
Unilever (EUR)  106,846 5,457
Total United Kingdom (Cost
$43,280
)
50,302
SHORT-TERM INVESTMENTS 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve
Fund, 0.09% (2)(3) 20,899,120 20,899
Total Short-Term Investments
(Cost $20,899) 20,899
Total Investments in
Securities 101.2%
(Cost $326,838) $ 363,463
Other Assets Less Liabilities
(1.2)% (4,136)
Net Assets 100.0% $ 359,327
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
GBP British Pound
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government Reserve Fund, 0.09% $ 31,270  ¤  ¤ $ 20,899^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $4 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $20,899.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments

T. ROWE PRICE Institutional International Disciplined Equity Fund

in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
E177-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,661 $ 327,474 $ — $ 337,135
Preferred Stocks — 5,429 — 5,429
Short-Term Investments 20,899 — — 20,899
Total $ 30,560 $ 332,903 $ — $ 363,463